FAIR VALUE MEASUREMENTS - Quantitative information regarding the Level 3 inputs (Details)	Dec. 31, 2020 $ / shares USD ($) Y	Dec. 07, 2020 USD ($)
Exercise Price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input | $ / shares	11.50
Stock Price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input | $ / shares	10.00
Term (years)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input | Y	5.0
Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	82.9
Risk free interest rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	0.42
Dividend yield
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	0.0
Level 3 | Exercise Price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	11.50	11.50
Level 3 | Stock Price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	10.00	10.00
Level 3 | Term (years)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	5.0	5.0
Level 3 | Volatility
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	82.9	82.8
Level 3 | Risk free interest rate
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	0.42	0.46
Level 3 | Dividend yield
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	0.0	0.0
Level 3 | Public and private warrants price
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Measurement Input	3.30	3.30